Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Commitments and Contingencies

3. Commitments and Contingencies

The Company may be subject to legal claims and actions from time to time as part of its business activities. Management is not currently aware of any matters that will have a material adverse effect on the financial position, results of operations, or cash flows of the Company. The Company leases office space on a month to month basis upon termination of the lease and rent expense for the six months ended June 30, 2018 was $67,999.

4. Commitments and Contingencies

Operating Leases

The Company has an office lease through July 31, 2018 that calls for monthly lease payments of $11,000.

Rent expense for the years ended December 31, 2017 and 2016 was $122,474 and $76,670, respectively.

The future minimum rental payments required as of December 31, 2017 are $77,000, all due by July 31, 2018.

Contingencies

From time to time, the Company is involved in various legal matters relating to claims arising in the normal course of business. It is not possible to determine the ultimate liability, if any, in these matters at this time. In the opinion of management, such matters will not have a material adverse effect on the financial statements of the Company.